Details of Significant Accounts - Leasing arrangements, schedule of information on profit and loss accounts (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Items affecting profit or loss
Interest expense on lease liabilities	$ 9	$ 6
Expense on short-term lease contracts	133	161
Items affecting profit or loss due to leases	$ 142	$ 167